PURCHASE OF NON-CONTROLLING INTEREST (Tables)	6 Months Ended
Jun. 30, 2022
PURCHASE OF NON-CONTROLLING INTEREST
Summary of purchase price and accounting of the transaction

Amount
US$
Construction in progress	5,863
Other non-current assets	4,902
Intangible assets, net	7,020
Total	17,785